Entity Level Disclosures and Segment Information (Details) - Schedule of Operating Segments - Operating Segments [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Enterprise Internet Access [Member]
Entity Level Disclosures and Segment Information [Line Items]
Revenues	$ 21,291	$ 8,480		$ 6,265
Adjusted operating loss	7,210	(2,380)	[1]	(2,987)	[2]
Consumer Internet Access [Member]
Entity Level Disclosures and Segment Information [Line Items]
Revenues	5,230	10,070		3,389
Adjusted operating loss	381	(3,439)		(1,319)
Consolidated [Member]
Entity Level Disclosures and Segment Information [Line Items]
Revenues	26,521	18,550		9,654
Adjusted operating loss
Adjustment to net loss for year [Member]
Entity Level Disclosures and Segment Information [Line Items]
Adjusted operating loss	7,591	(5,819)		(4,306)
Non-attributable corporate expenses	(2,358)	(2,445)		(2,561)
Share-based payments	(880)	(1,583)		(1,936)
Contingent consideration measurement				684
Impairment of goodwill and intangible assets	(8,991)	(1,021)		(700)
Depreciation and amortization	(861)	(1,861)		(1,593)
Operating loss	(5,499)	(12,729)		(10,412)
Financial expenses, net	(590)	(54)		942
Tax benefit	482	327		945
Net loss from continuing operations	$ (5,607)	$ (12,456)		$ (8,525)

[1]	Including legal expenses of $2,439 thousand related to legal proceedings resolved by a settlement in May 2022.
[2]	Including legal expenses of $2,704 thousand related to legal proceedings resolved by a settlement in May 2022.